COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Indemnity cost	$ 0	$ 0